Investment In and Notes Receivable from Joint Venture (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Consolidated Balance Sheet

A summarized consolidated balance sheet of TPDI is as follows:

March 31, 2011
(In thousands)
Balance sheet:
Current assets	$193,479
Property and equipment, net	1,421,215
Other assets	8,957

Total assets	$1,623,651

Current liabilities	$275,022
Long-term liabilities	1,216,010
Shareholders’ equity	132,619

Total liabilities and shareholders’ equity	$1,623,651

Summarized Consolidated Results of Operations

Summarized TPDI consolidated results of operations are as follows:

	For the three months ended March 31, 2011	Year ended December 31, 2010
	(In thousands)
Income statement:
Operating revenues	$90,414	$304,092
Operating expenses	35,492	129,214

Operating income	54,922	174,878
Interest expense, net	(13,958)	(52,762)
Other expense	(99)	(138)

Income before income taxes	40,865	121,978
Income tax expense	4,166	13,715

Net income	$36,699	$108,263